FAIR VALUES	12 Months Ended
Dec. 31, 2021
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

The Group classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on the Group’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value level 3: If one or more significant inputs are not based on observable market data, the instrument is included in Level 3.

The Group’s financial instruments measured at fair value as of December 31, 2021 and 2020 are detailed below:

Financial Instruments as of 12/31/2021	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	19,446,167	311,518	—	19,757,685
- Derivatives	221,858	—	—	221,858
- Other financial assets	12,378,608	—	—	12,378,608
- Other debt securities	13,405,096	57,288,562	—	70,693,658
- Financial assets pledged as collateral	8,085,145	—	—	8,085,145
- Investments in Equity Instruments	157,013	—	107,267	264,280
Total Assets	53,693,887	57,600,080	107,267	111,401,234
Liabilities
- Liabilities at fair value through profit or loss	2,053,216	—	—	2,053,216
- Derivatives	—	—	—	—
- Other financial liabilities	23,010,832	—	—	23,010,832
Total Liabilities	25,064,048	—	—	25,064,048

Financial Instruments as of 12/31/2020	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	14,539,804	361,008	—	14,900,812
- Derivatives	217,271	—	—	217,271
- Other financial assets	5,143,926	—	—	5,143,926
- Other debt securities	9,589,618	42,537,745	—	52,127,363
- Financial assets pledged as collateral	7,075,371	—	—	7,075,371
- Investments in Equity Instruments	131,517	—	44,070	175,587
Total Assets	36,697,507	42,898,753	44,070	79,640,330
Liabilities
- Liabilities at fair value through profit or loss	3,021,859	—	—	3,021,859
- Derivatives	3,011	—	—	3,011
- Other financial liabilities	11,058,933	—	—	11,058,933
Total Liabilities	14,083,803	—	—	14,083,803

Below is shown the reconciliation of the financial instruments classiffied as Fair Value Level 3:

FV level 3	12/31/2020	Transfers	Additions	Disposals	P/L	12/31/2021
Assets
- Investments in equity instruments	44,070	—	—	—	63,197	107,267

The Group’s policy is to recognize transfers between fair value levels only at end of period. There were no transfers during fiscal year 2021.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

●	Market or quoted prices for similar instruments.
●	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 is based on inputs other than the quoted price included in Level 1 that are readily observable for the asset or liability (i.e., prices).

For Level 3, the Group uses valuation techniques through spot rate curves which calculate the yield upon market prices.

These valuation techniques are detailed below:

●	Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in active markets ( MAE, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the Central Bank and Treasury Bills without quotation at the end of this period.
●	Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument's price estimating volatility through market curves. The Entity has used this model to estimate prices in debt securities or financial instruments with variable interest rate that are not quoted in an active market.

The principal inputs and method considered by the Group for its determination of fair values under the linear interpolation model are:

●	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
●	Implicit rates in the last available tender.
●	Only instruments that have been traded with a 24-hour settlement are considered.
●	If the same instrument has been listed on MAE (“Mercado Abierto Electrónico”) and Bolsar, only the market price that has been traded in the market with higher volume is considered
●	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
●	Instruments denominated in US dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

●	The Spot rate curves in pesos + BADLAR and the Spot rate curve in US dollars are established based on bonds predefined by Financial Risk Management.
●	The main source of prices for Bonds is MAE, without considering those corresponding to operations for own portfolio.
●	The portfolio of bonds used as input is changed with every issuance.

The Group periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, if the fair value is not level 1, the difference will be recognized in the income statement proportionally for the duration of the instrument.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at their value in these consolidated financial statements:

●	Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.
●	Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of the Group’s portfolio.
●	For listed assets and the quoted debt, fair value was determined based on market prices.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2021 and 2020, respectively:

Other Financial Instruments as of 12/31/2021	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	32,574,118	32,574,118	32,574,118	—	—
- Other financial assets	1,544,353	1,544,353	1,544,353	—	—
- Loans and other financing	155,474,329	168,830,874	—	—	168,830,874
- Reverse Repo transactions	42,849,578	42,849,578	42,849,578	—	—
- Other Debt Securities	8,236,582	8,236,582	8,236,582	—	—
- Financial assets Pledged as collateral	454,789	454,789	454,789	—	—
	241,133,749	254,490,294	85,659,420	—	168,830,874
Financial Liabilities
- Deposits	288,458,097	289,841,919	—	—	289,841,919
- Other financial liabilities	769,410	769,410	769,410	—	—
- Financing received from the Central Bank and other financial institutions	6,252,548	6,619,853	—	—	6,619,853
- Unsubordinated Debt securities	1,059,240	1,059,240	1,059,240	—	—
- Subordinated Debt securities	—	—	—	—	—
	296,539,295	298,290,422	1,828,650	—	296,461,772

Other Financial Instruments as of 12/31/2020	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	55,357,647	55,357,646	55,357,646	—	—
- Other financial assets	1,324,257	1,324,256	1,324,256	—	—
- Loans and other financing	159,085,216	169,661,913	—	—	169,661,913
- Reverse Repo transactions	33,742,603	33,742,602	33,742,602	—	—
- Other Debt Securities	9,547,351	9,547,352	9,547,352	—	—
- Financial assets Pledged as collateral	328,218	328,218	328,218	—	—
	259,385,292	269,961,987	100,300,074	—	169,661,913
Financial Liabilities
- Deposits	269,644,541	270,669,910	—	—	270,669,910
- Other financial liabilities	305,295	305,295	305,295	—	—
- Financing received from the Central Bank and other financial institutions	8,833,545	8,464,650	—	—	8,464,650
- Unsubordinated Debt securities	6,379,922	6,379,922	6,379,922	—	—
- Subordinated Debt securities	1,721,443	1,799,667	1,799,667	—	—
	286,884,746	287,619,444	8,484,884	—	279,134,560

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value through profit or loss as of December 31, 2021 and 2020:

	12/31/2021	12/31/2020
Grupo Financiero Galicia S.A.	16,273	113,027
Pampa Holding S.A	24,701	12,507
Loma Negra S.A.	16,086	4,798
YPF SA	9,628	269
Ternium Argentina S.A.	33,451	80
Aluar S.A	18,141	78
Transener S.A.	7,290	12
Others	31,443	746
Total	157,013	131,517

The following are the equity instruments measured at Fair Value through Other Comprehensive Income as of December 31, 2021 and 2020:

	FV at	Income		FV at
Detail	12/31/2020	through OCI	Additions	12/31/2021
Mercado Abierto Electrónico S.A.	6,958	38,788	-	45,746
Seguro de Depósitos S.A	2,436	4,598	-	7,034
Compensador Electrónica S.A.	1,387	9,944	-	11,331
Provincanje S.A.	411	4,018	-	4,429
Cuyo Aval Sociedad de Garantía Recíproca	2,168	(774)	-	1,394
Argencontrol S.A.	189	(32)	-	157
Los Grobo Sociedad de Garantía Recíproca	110	(109)	-	1
IEBA S.A.	92	(31)	-	61
Play Digital S.A.	30,119	(52,392)	59,230	36,957
Otras Sociedades de Garantía Recíproca	200	(43)	—	157
Total	44,070	3,967	59,230	107,267

	FV at	Income		FV at
Detail	12/31/2019	through OCI	Additions	12/31/2020
Mercado Abierto Electrónico S.A.	9,473	(2,515)	—	6,958
Seguro de Depósitos S.A	3,316	(880)	—	2,436
Compensador Electrónica S.A.	1,888	(501)	—	1,387
Provincanje S.A.	562	(151)	—	411
Cuyo Aval Sociedad de Garantía Recíproca	2,156	12	—	2,168
Argencontrol S.A.	257	(68)	—	189
Los Grobo Sociedad de Garantía Recíproca	143	(33)	—	110
IEBA S.A.	125	(33)	—	92
Play Digital S.A.	—	(37,869)	67,988	30,119
Otras Sociedades de Garantía Recíproca	129	71	—	200
Total	18,049	(41,967)	67,988	44,070